Stockholders' Equity (Details 2) (Western Coal Corp) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Apr. 30, 2011 Common Stock	Apr. 02, 2011 Common Stock USD ($)	Dec. 31, 2011 Warrants CAD
Stock issued in connection with the acquisition
Common shares issued (in shares)	8,951,558
Common shares issued value		$ 1,200.0
Warrants outstanding (in shares)			19,119
Exercise price (in dollars per share)			3.25